Offerings - Offering: 1	Jul. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	31,332,761
Proposed Maximum Offering Price per Unit	15.2325
Maximum Aggregate Offering Price	$ 477,276,281.93
Fee Rate	0.01531%
Amount of Registration Fee	$ 73,071.00
Offering Note	Represents up to 31,332,761 shares of Common Stock, par value $0.001 per share (the "Common Stock"), of PureCycle Technologies, Inc. (the "Registrant") issuable upon conversion of the Registrant's Series B Convertible Perpetual Preferred Stock, par value $0.001 per share, that will be offered for resale by the selling stockholders pursuant to the prospectus supplement to which this exhibit is attached. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) under the Securities Act, the Proposed Maximum Offering Price Per Unit is calculated on the basis of the average of the high and low prices per share of the Common Stock as reported on The Nasdaq Capital Market on July 11, 2025.